RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Net cash outflows into 30 days	$ 16,196,929	$ 13,752,496
Liquid assets	$ 50,703,906	$ 50,680,823
Liquidity coverage ratio	313.05%	368.52%